Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurements [abstract]
Schedule of Fair Value of Financial Instruments

	Carrying value				Fair value
December 31, 2021	Fair Value through OCI	Fair value through profit or loss	Amortized cost	Total	Level 1	Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Investments in equity securities	$496	$-	$-	$496	$496	$-	$-	$-
Trade receivables concentrate sales	-	23,298	-	23,298	-	23,298	-	-
Fuel hedge contracts asset	-	1,619	-	1,619	-	1,619	-	-
	$496	$24,917	$-	$25,413	$496	$24,917	$-	$-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$107,097	$107,097	$-	$-	$-	$107,097
Trade receivables doré sales	-	-	2,420	2,420	-	-	-	2,420
Other receivables	-	-	4,424	4,424	-	-	-	4,424
	$-	$-	$113,941	$113,941	$-	$-	$-	$113,941

Financial liabilities measured at Fair Value
Interest rate swap liability	$(78)	$-	$-	$(78)	$-	$(78)	$-	$-
Metal forward sales contracts liability	-	(2,547)	-	(2,547)	-	(2,547)	-	-
Foreign exchange forward contracts liability	-	(508)	-	(508)	-	(508)	-	-
	$(78)	$(3,055)	$-	$(3,133)	$-	$(3,133)	$-	$-

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$(80,925)	$(80,925)	$-	$-	$-	$(80,925)
Payroll payable	-	-	(23,311)	(23,311)	-	-	-	(23,311)
Credit facilities	-	-	(117,082)	(117,082)	-	(120,000)	-	-
Convertible debentures	-	-	(40,407)	(40,407)	-	(50,614)	-	-
Other payables	-	-	(44,427)	(44,427)	-	-	-	(44,427)
	$-	$-	$(306,152)	$(306,152)	$-	$(170,614)	$-	$(148,663)

	Carrying value				Fair value
December 31, 2020	Fair Value through OCI	Fair value through profit or loss	Amortized cost	Total	Level 1	Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Investments in equity securities	$1,059	$-	$-	$1,059	$1,059	$-	$-	$-
Trade receivables concentrate sales	-	22,361	-	22,361	-	22,361	-	-
	$1,059	$22,361	$-	$23,420	$1,059	$22,361	$-	$-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$131,898	$131,898	$-	$-	$-	$131,898
Trade receivables doré sales	-	-	3,948	3,948	-	-	-	3,948
Other receivables	-	-	4,108	4,108	-	-	-	4,108
	$-	$-	$139,954	$139,954	$-	$-	$-	$139,954

Financial liabilities measured at Fair Value
Interest rate swap liability	$(1,084)	$-	$-	$(1,084)	$-	$(1,084)	$-	$-
Metal forward sales contracts liability	-	(124)	-	(124)	-	(124)	-	-
Fuel forward contracts liability	-	(52)	-	(52)	-	(52)	-	-
	$(1,084)	$(176)	$-	$(1,260)	$-	$(1,260)	$-	$-

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$(26,140)	$(26,140)	$-	$-	$-	$(26,140)
Payroll payable	-	-	(17,676)	(17,676)	-	-	-	(17,676)
Credit facilities	-	-	(119,850)	(119,850)	-	(120,000)	-	-
Convertible debentures	-	-	(38,766)	(38,766)	-	(78,315)	-	-
Other payables	-	-	(22,784)	(22,784)	-	-	-	(22,784)
	$-	$-	$(225,216)	$(225,216)	$-	$(198,315)	$-	$(66,600)